Summary of significant accounting and reporting policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013 investment MortgagePool Segment
Significant Accounting Policies [Line Items]
Number of principal businesses (segment)	2
Number of securitizations assessed for consolidation (investments)	2
Minimum loan amount for commercial loans to be assigned a credit rating	$ 1
Minimum Loan Amount Of Higher Risk-Rated And Pass-Rated Credits Loans To Be Assigned Credit Rating	1
Minimum Amount Of Majority Of Loans Primarily To Institutional Customers	$ 1
Number of pools that residential mortgages are segregated into for probability of default estimation (mortgage pool)	6
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)	10.00%
Period of time that the difference between actual experience vs. expected returns is adjusted against the market-related value (years)	5 years
Minimum
Significant Accounting Policies [Line Items]
Variable Interest Entity ownership percentage (percent)	50.00%
Ownership percentage (percent)	20.00%
Estimated useful lives of owned and capitalized assets ( in years)	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of owned and capitalized assets ( in years)	40 years
Commercial Loan
Significant Accounting Policies [Line Items]
Threshold period past due for nonaccrual status	90 days
First Lien Residential Mortgage
Significant Accounting Policies [Line Items]
Threshold period past due for nonaccrual status	270 days
Threshold period past due subject to impairment test	90 days
Threshold period past due subject to further impairment testing	180 days
Second Lien Residential Mortgage
Significant Accounting Policies [Line Items]
Threshold period past due for nonaccrual status	90 days